32. Net Operating Revenue	12 Months Ended
Dec. 31, 2017
Net Operating Revenue
Net Operating Revenue

	Gross	PIS/Pasep		Regulatory	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (32.2)	(ISSQN)	12.31.2017
Electricity sales to final customers	8,689,516	(749,683)	(2,039,245)	(1,219,055)	-	4,681,533
Residential	2,829,626	(242,916)	(771,902)	(433,080)	-	1,381,728
Industrial	2,382,314	(208,226)	(433,088)	(252,531)	-	1,488,469
Trade, services and other activities	1,908,426	(163,834)	(548,328)	(291,798)	-	904,466
Rural	772,465	(66,314)	(75,137)	(119,645)	-	511,369
Public entities	236,719	(20,322)	(46,506)	(36,418)	-	133,473
Public lighting	244,381	(20,979)	(70,811)	(37,359)	-	115,232
Public service	315,585	(27,092)	(93,473)	(48,224)	-	146,796
Electricity sales to distributors	3,529,770	(300,003)	-	(53,413)	-	3,176,354
Bilateral contracts	1,947,862	(203,994)	-	(30,656)	-	1,713,212
Electric Energy Trade Chamber - CCEE	1,077,943	(45,889)	-	(16,966)	-	1,015,088
CCEAR (auction)	367,970	(38,537)	-	(5,791)	-	323,642
Interest (Note 10.2)	82,160	-	-	-	-	82,160
Quota system	53,835	(11,583)	-	-	-	42,252
Use of the main distribution and transmission grid	6,442,761	(588,291)	(1,488,323)	(748,206)	-	3,617,941
Residential	2,025,400	(189,915)	(572,269)	(252,690)	-	1,010,526
Industrial	1,076,613	(96,059)	(385,725)	(126,842)	-	467,987
Trade, services and other activities	1,310,903	(122,168)	(386,320)	(162,367)	-	640,048
Rural	342,195	(32,056)	(25,811)	(43,365)	-	240,963
Public entities	174,427	(16,355)	(33,384)	(21,922)	-	102,766
Public lighting	167,907	(15,744)	(48,668)	(20,935)	-	82,560
Public service	126,795	(11,889)	(36,146)	(15,816)	-	62,944
Free consumers	663,248	(62,190)	-	(84,633)	-	516,425
Basic network, BN connections, and connection grid	1,387	(130)	-	(177)	-	1,080
Operating and maintenance income - O&M	113,324	(16,733)	-	(7,793)	-	88,798
Interest income (a)	440,562	(25,051)	-	(11,666)	-	403,845
Construction income	868,001	-	-	-	-	868,001
Fair value of assets from the indemnity for the concession	57,080	-	-	-	-	57,080
Telecommunications	426,773	(15,854)	(99,460)	-	(2,507)	308,952
Distribution of piped gas	621,992	(58,959)	(107,912)	-	(306)	454,815
Sectorial financial assets and liabilities result	767,040	(48,214)	-	-	-	718,826
Other operating revenue	171,356	(27,710)	-	-	(2,575)	141,071
Leasing and rent (32.1)	109,230	(17,664)	-	-	-	91,566
Income from rendering of services	30,247	(4,891)	-	-	(2,575)	22,781
Charged service	15,981	(2,584)	-	-	-	13,397
Other income	15,898	(2,571)	-	-	-	13,327
	21,574,289	(1,788,714)	(3,734,940)	(2,020,674)	(5,388)	14,024,573
CCEAR - Agreements for Power Trade on the Regulated Market
(a) Of the total gross revenue from Interest income, R$361,156 refers to the gain on RBSE assets (Note 10.4).

	Gross	PIS/Pasep		Regulatory	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (32.2)	(ISSQN)	12.31.2016
Electricity sales to final customers	9,606,133	(884,681)	(2,426,940)	(1,063,007)	-	5,231,505
Residential	2,841,218	(298,659)	(790,401)	(380,973)	-	1,371,185
Industrial	3,029,411	(273,901)	(674,630)	(284,922)	-	1,795,958
Trade, services and other activities	2,130,228	(194,630)	(622,946)	(247,449)	-	1,065,203
Rural	815,079	(48,216)	(120,854)	(61,557)	-	584,452
Public entities	236,550	(21,881)	(48,148)	(27,986)	-	138,535
Public lighting	229,182	(21,199)	(66,481)	(26,962)	-	114,540
Public service	324,465	(26,195)	(103,480)	(33,155)	-	161,635
Electricity sales to distributors	2,963,349	(239,531)	-	(47,746)	-	2,676,072
Bilateral contracts	1,366,552	(134,439)	-	(23,361)	-	1,208,752
Electric Energy Trade Chamber - CCEE	753,392	(23,116)	-	(12,879)	-	717,397
CCEAR (auction)	673,154	(66,223)	-	(11,508)	-	595,423
Interest (Note 10.2)	96,783	-	-	-	-	96,783
Quota system	73,468	(15,753)	-	-	-	57,715
Use of the main distribution and transmission grid	6,974,829	(575,166)	(1,511,601)	(911,479)	-	3,976,583
Residential	2,060,305	(192,823)	(584,025)	(306,096)	-	977,361
Industrial	1,246,575	(112,443)	(391,804)	(177,993)	-	564,335
Trade, services and other activities	1,409,771	(131,352)	(402,233)	(208,471)	-	667,715
Rural	339,438	(31,752)	(15,451)	(51,196)	-	241,039
Public entities	168,823	(15,800)	(33,369)	(25,224)	-	94,430
Public lighting	167,255	(15,653)	(48,489)	(24,839)	-	78,274
Public service	125,928	(11,786)	(36,230)	(18,703)	-	59,209
Free consumers	398,024	(37,251)	-	(60,242)	-	300,531
Basic network, BN connections, and connection grid	1,494	(140)	-	(226)	-	1,128
Operating and maintenance income - O&M	151,984	(5,456)	-	(8,026)	-	138,502
Interest income (a)	905,232	(20,710)	-	(30,461)	-	854,061
Construction income	1,279,642	-	-	-	-	1,279,642
Fair value of assets from the indemnity for the concession	132,741	-	-	-	-	132,741
Telecommunications	357,361	(13,872)	(79,582)	-	(2,326)	261,581
Distribution of piped gas	647,579	(62,037)	(113,657)	-	-	471,885
Sectorial financial assets and liabilities result	(1,079,662)	-	-	-	-	(1,079,662)
Other operating revenue	179,820	(26,072)	-	-	(2,342)	151,406
Leasing and rent (32.1)	103,793	(15,049)	-	-	-	88,744
Income from rendering of services	32,575	(4,723)	-	-	(2,342)	25,510
Charged service	10,148	(1,471)	-	-	-	8,677
Other income	33,304	(4,829)	-	-	-	28,475
	21,061,792	(1,801,359)	(4,131,780)	(2,022,232)	(4,668)	13,101,753
(a) Of the total gross revenue from Interest income, R$809,639 refers to the gain on RBSE assets (Note 10.4).

	Gross	PIS/Pasep		Regulatory	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (32.2)	(ISSQN)	12.31.2015
Electricity sales to final customers	11,289,201	(1,045,529)	(2,784,289)	(1,712,463)	-	5,746,920
Residential	3,554,995	(330,341)	(850,197)	(569,767)	-	1,804,690
Industrial	3,829,081	(352,086)	(910,291)	(517,248)	-	2,049,456
Trade, services and other activities	2,511,750	(233,626)	(720,302)	(401,855)	-	1,155,967
Rural	546,685	(50,800)	(68,351)	(88,196)	-	339,338
Public entities	273,120	(25,379)	(54,202)	(43,876)	-	149,663
Public lighting	271,036	(25,185)	(79,645)	(43,302)	-	122,904
Public service	302,534	(28,112)	(101,301)	(48,219)	-	124,902
Electricity sales to distributors	4,130,184	(350,796)	-	(71,947)	-	3,707,441
Bilateral contracts	1,160,503	(196,524)	-	(20,301)	-	943,678
Electric Energy Trade Chamber - CCEE	2,159,431	(18,079)	-	(37,774)	-	2,103,578
CCEAR (auction)	793,036	(134,295)	-	(13,872)	-	644,869
Quota system	17,214	(1,898)	-	-	-	15,316
Use of the main distribution and transmission grid	5,879,729	(547,565)	(1,420,129)	(1,523,530)	-	2,388,505
Residential	1,961,163	(183,621)	(547,296)	(523,264)	-	706,982
Industrial	1,280,283	(117,076)	(370,565)	(333,412)	-	459,230
Trade, services and other activities	1,399,336	(130,688)	(388,512)	(372,433)	-	507,703
Rural	300,297	(28,116)	(5,890)	(80,913)	-	185,378
Public entities	161,275	(15,100)	(31,870)	(43,164)	-	71,141
Public lighting	153,826	(14,402)	(44,553)	(41,027)	-	53,844
Public service	111,539	(10,443)	(31,443)	(29,757)	-	39,896
Free consumers	282,241	(26,426)	-	(76,104)	-	179,711
Basic network, BN connections, and connection grid	1,352	(127)	-	(365)	-	860
Operating and maintenance income - O&M	91,772	(11,643)	-	(12,466)	-	67,663
Interest income (a)	136,645	(9,923)	-	(10,627)	-	116,095
Construction income	1,196,324	-	-	-	-	1,196,324
Fair value of assets from the indemnity for the concession	217,713	-	-	-	-	217,713
Telecommunications	277,876	(10,760)	(55,038)	-	(2,151)	209,927
Distribution of piped gas	704,625	(66,877)	(111,349)	-	-	526,399
Sectorial financial assets and liabilities result	858,170	-	-	-	-	858,170
Other operating revenue	119,402	(22,545)	-	-	(2,412)	94,445
Leasing and rent (32.1)	88,008	(16,618)	-	-	-	71,390
Income from rendering of services	17,203	(3,248)	-	-	(2,412)	11,543
Charged service	8,773	(1,656)	-	-	-	7,117
Other income	5,418	(1,023)	-	-	-	4,395
	24,673,224	(2,044,072)	(4,370,805)	(3,307,940)	(4,563)	14,945,844

32.1    Leasing and rent

32.1.1     Revenues from leases and rentals

	12.31.2017	12.31.2016	12.31.2015
Equipment and framework	106,790	103,490	87,190
Facilities sharing	2,159	248	547
Real estate	281	55	271
	109,230	103,793	88,008

32.1.2     Receivables from non-cancelable leases

	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2017
Facilities sharing	1,079	5,396	13,622	20,097

32.2    Regulatory charges

	12.31.2017	12.31.2016	12.31.2015
Energy Development Account - "CDE Energia" (32.2.1)	718,154	790,117	497,667
Energy Development Account - "CDE Uso" (32.2.1)	708,555	876,361	1,494,630
Other charges - rate flags	420,027	203,671	1,120,218
Research and development and energy efficiency - R&D and EEP	117,390	100,039	126,656
Global Reversion Reserve - RGR quota	46,825	42,887	62,554
Inspection fee	9,723	9,157	6,215
	2,020,674	2,022,232	3,307,940

32.2.1     Energy Development Account - CDE

The primary objectives of the Energy Development Account (CDE) created by Law No. 10,438/2002 and amended by Law No. 12,783/2013, are: (i) universalization of the electric power service; (ii) subsidy to the low income residential subclass; (iii) Fuel Consumption Account - CCC; (iv) amortization of financial operations associated with the compensation upon the reversal of concessions or to meet the purposes of moderateness of tariffs; (v) competitiveness of the power produced by national mineral coal in the areas served by interlinked systems; (vi) competitiveness of the power produced by wind sources, small hydroelectric power plants, biomass, natural gas and other renewable sources; (vii) subsidy for tariff discounts to the distributors due to the loss of revenue from discounted granted on tariffs of use of electric power systems; (viii) administrative funding grants for management of CDE, CCC and RGR by CCEE; and (ix) compensation to the rural electrification cooperatives, concessionaires or permission holders by the tariff impact from the reduced density of load in relation to the supplying concessionaire.

CDE’s quotas were originally defined based on the CCC figures for the 2001 Interconnected Systems, the values of which were adjusted annually starting in 2002 in proportion to the market growth of each agent, and in 2004 also by the IPCA. As of Law 12,783/2013, the system is changed and quotas are defined based on the resources needed to achieve its purposes and other revenues related to the CDE. The CDE charge incorporates:

i) annual quota of “CDE-Uso”: this quota is allocated to the financing of the objectives of the CDE, set forth in its annual budget, defined by the Federal Government, as provided in §§ 2 and 3 of art. 13 of Law 10,438/2002, with wording given by Law No. 12,783/2013.

ANEEL Resolution No. 2202/2017 defined the CDE-Uso quota, in the monthly amount of R$53,329 as of January 2017. However, as of February of the same year, the monthly amount of the quota was changed to R$61,159, established by ANEEL Resolution No. 2,204/2017;

ii) annual quota “CDE - Energia” (ACR account): this quota is intended for the discharge of credit operations contracted by CCEE in the management of the Regulated Contracting Environment - ACR Account, in compliance with Decree No. 8,222/2014, and pursuant to ANEEL Normative Resolution No. 612/2014.

The purpose of the ACR Account is to cover costs relating to involuntary spot market exposure and the costs of thermal power dispatching in 2014.

Resolution No. 1,863/2015 defined the value of the CDE quota (ACR Account) at R$46,638, as of June 2015. Beginning June 2016, by means of Resolution No. 2,004/2015, the amount of the quota was updated to R$49,362. In April 2017, the quota was reduced to R$37,907 until March 2018, and from April 2018 to March 2020, the quota will be R$49,362, as approved by Resolution No. 2,231/2017. These installments are updated annually, in accordance with the conditions contracted by CCEE for each of the loans made with the participating financial institutions; and

iii) annual quota CDE-Energia: destined to the return of the resources received by the distribution concessionaires, from January 2013 to January 2014, to cover costs relating to involuntary spot market exposure and the hydrological risk of the plants contracted on a regime of quotas, and the costs of thermal power dispatching for reasons of energy security, in compliance with Decree 7,895/2013 and Decree 8,203/2014.

From June 2016 to May 2017, the monthly amount of the CDE-Energia quota was established at R$18,947 by ANEEL Resolution No. 2,077/2016. From June 2017, the monthly quota was changed to R$20,138, by Resolution No. 2,204/2017.

Preliminary injunctions

As a result of preliminary injunctions in favor of the Brazilian Association of Large Industrial Consumers and Free Consumers - Abrace, and of the National Association of Energy Consumers - Anace and other associates, which challenge at court the tariff components of CDE-Uso and CDE-Energia, ANEEL, through Resolutions 1,967/2015, 1,986/2015 and 2,083/2016, ratified the tariff calculation deducting these charges from associates of those entities, as long as the preliminary injunctions granted in Judicial Proceedings No. 24648-39.2015.4.01.3400 and No. 0069262-32.2015.4.01.3400 / 16th Federal Court are in effect.

On the other hand, by the preliminary injunction in favor of Abradee, the associated distributors are guaranteed the right of non-transfer, deducting from the portion of CDE-Uso and CDE-Energia the amounts not collected due to the effects of the preliminary injunction. This deduction, which covers all preliminary injunctions, was approved by ANEEL by Order No. 1,576/2016.

Moreover, in compliance with the preliminary injunction granted in the Judicial Proceedings No. 0028882 -30.2016.4.01.3400 of the 2nd Federal Court, ANEEL, through Order No. 2,634/2016, ratified, regarding the 2016 tariff process, new Tariffs for Use of Distribution Systems - Tusd for Abrace members, effective as of June 29, 2016 for as long as the effects of the preliminary injunction relief remain. In addition to the Abrace and Anace associates, other companies have also obtained favorable injunctions, with publication of new tariffs.

By means of Resolution No. 2,255 of 06.20.2017, Article 14, the tariff components of the Energy Tariff (TE) in R$/MWh, which must be applied in compliance with the injunctions granted in lawsuits that remain for the 2017 tariff process. As shown in table 11 to this Resolution, the customer units included in injunctions 0069262-32.2015.4.01.3400, of the National Association of Energy Consumers - Anace, and No. 0028996- 66.2016.4.01.3400, of the Labor Union of Cement Industry - SNIC, currently totaling 7 customer units, will continue to benefit from the reduced tariffs.

Accordingly, Copel DIS has been carrying out the deduction of the payment of the CDE quota from the unbilled amounts resulting from these injunctions, thus not impacting the distributor’s result. The differences between the rate coverage for this charge and the amount actually paid, from the beginning of the preliminary injunction to December 2017, represent the amount of R$111,912 for CDE Uso and R$14,105 for CDE Energy.

32.3    Copel DIS periodic tariff adjustment

The annual tariff adjustment, which occurs between tariff reviews, is approved by ANEEL based on a formula defined in the concession agreement and on regulations established in Proret, which consider for unmanageable costs (Portion A) the variations incurred in the period and for manageable costs (Portion B) the IPCA variation, adjusted by applying the Factor X.

ANEEL’s Resolution No. 2,255 of June 20, 2017 approved the result of Copel DIS Annual Tariff Review and authorized a 5.85% average adjustment to be perceived by consumers, consisting of: -0.73% related to the inclusion of financial components; 1.07% from updating Portion B; 2.78% from adjusting Portion A; and 2.73% reflecting the withdrawal of the financial components from the previous tariff process.

This adjustment was fully applied to Copel DIS tariffs as of June 24, 2017.